Net gains/(losses) on financial assets at fair value through other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Gainslosses On Financial Assets At Fair Value Through Other Comprehensive Income
Fixed income securities	R$ (893,750)	R$ 891,888	R$ 82,859
Equity securities	(187,643)	(2,608,767)	572,973
Total	R$ (1,081,393)	R$ (1,716,879)	R$ 655,832